January 22, 2004

     The booming economy in the nineties was driven by corporate and consumer spending based in large part on a massive increase in debt and a growing conviction that technology, in all its wonderful forms, would lead us to economic nirvana. Unfortunately, we now know that the subsequent chapter to this story revealed excess capacity in many sectors, bloated inventories, shrinking profit margins and equity valuations that were simply unsustainable. Prolonging this, were other extreme challenges we faced and are still facing: the tragedy of September 11 and its aftermath, war on terrorism and conflicts in Iraq and Afghanistan. As if this wasn't enough, news of inappropriate corporate governance drained confidence from the investing public.

     The good news is that we appear to be entering a new chapter giving cause for cautious optimism. Some of the underlying fundamentals that previously propelled the economy and stock market are still in place. Inflation is in check, interest rates remain low, residential property prices are firm, and consumers, for the most part, are both willing and able to sustain high levels of spending. Also, after nearly three years of sitting on the sidelines, corporate America is showing signs of life and is in a position to rebuild inventories, replace obsolete equipment and begin rehiring. For the first time in three years, industrial output has begun to positively contribute to GDP growth.

     While prodigious technology spending did not lead us to economic nirvana, it is generating significant and consistent improvement in productivity. Increases in productivity are direct contributors to a higher standard of living and bode well for the long term health of the economy. An accommodative Federal Reserve, highly stimulative fiscal policy, rising demand from increased corporate spending, and a reasonably healthy consumer sector have all contributed to the cyclical recovery we are currently experiencing.

     While we are optimistic about the short term forces that support a cyclical recovery, we do have concerns that are more structural in nature. Large fiscal and current account deficits, high levels of debt, and a national savings rate which is approaching negative territory are particularly worrisome. The inevitable correction of these imbalances carries risks for a relatively fragile world economic system. Also, we are concerned that the US manufacturing base has diminished in the face of our continually expanding service and knowledge-based sectors. Further complications include the outsourcing of jobs to countries that offer a well-educated and a more cost-competitive work force. Solutions to these problems will require creativity, innovation, time and patience.

Portfolio Discussion

     For the year ending December 31, 2003 the CSI Equity Portfolio was up 25.22%, lagging the approximate 28.7% return of the S&P 500 for the same period. Our approach to managing the CSI Equity Portfolio is distinctly conservative, and as such, we have stayed away from many of the technology companies that were hardest hit in the market downturn but which contributed significantly to the performance of the S&P 500 in 2003. Our continued underweighting in that sector contributed to our underperformance for the year. Also contributing to our 2003 underperformance were our consumer staple companies, whose valuations have yet to fully reflect the economic optimism currently demonstrated in other sectors of the market. Over the years our consumer staple companies have served as the cornerstone of our portfolio and have significantly contributed to our superior long-term performance. We expect this continue in the future.

     The stock market is a leading indicator and often moves up in anticipation of improving economic conditions only to decline when economic data falls short. Though the economy seems to be on a track of solid recovery, we feel it prudent to be circumspect with respect to the durability of the recovery until we begin to see confirming economic data. We remain committed to high quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and has excellent prospects for consistent and profitable growth over the next several years. While we believe that the portfolio is well positioned to benefit from the economic recovery, we also have confidence that its high quality nature provides protection should the economy and corporate earnings fail to meet currently elevated expectations.

                                    [CHART]



                       Total Return For the Year Ended December 31, 2003**

                       1 Year                                 Since Inception 09/20/2002

                       25.22%                                           18.52%

                       ** The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     *The Lipper Global Fund Index is an equally-weighted perfromance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

          Number                                             Market
          of Shares Description                              Value
          --------- -----------                            ----------

                    COMMON STOCKS:                  88.84%

                    BANKING:                         7.74%
            2,200   Bank America                           $  176,946
            1,765   HSBC Holdings ADR                         139,117
            2,600   State Street Corp.                        135,408
            2,900   Wells Fargo & Co.                         170,781
                                                           ----------
                                                              622,252
                                                           ----------

                    BEVERAGES:                       3.02%
            3,200   Heineken N.V. ADR                         121,857
            2,600   Pepsico Inc.                              121,212
                                                           ----------
                                                              243,069
                                                           ----------

                    COMPUTER AND PERIPHERALS:        4.36%
            5,450   Cisco Systems, Inc.*                      132,380
            3,300   Dell Computer*                            112,068
            8,200   EMC Corp Mass*                            105,944
                                                           ----------
                                                              350,392
                                                           ----------

                    COMPUTER SOFTWARE/SERVICES:      5.39%
            4,000   1st Data Corp                             164,360
            3,100   Automatic Data Processing, Inc.           122,791
            5,300   Microsoft Corp.                           145,962
                                                           ----------
                                                              433,113
                                                           ----------

                    DRUG AND MEDICAL:               11.03%
            2,800   Abbott Laboratories                       130,480
            2,100   Aventis Spons. ADR                        139,146
            3,200   Johnson & Johnson                         165,312
            3,500   Medtronic Inc.                            170,135
            3,200   Merck                                     147,840
            3,800   Pfizer Inc.                               134,254
                                                           ----------
                                                              887,167
                                                           ----------

                             CSI EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2003

         Number                                               Market
         of Shares Description                                Value
         --------- -----------                              ----------

                   ELECTRONICS/EQUIPMENT:             7.62%
           3,800   Canon Inc. ADR                           $  181,032
           2,100   Emerson Electric Co.                        135,975
           4,800   General Electric Corp.                      148,704
           2,200   Kyocear Corporation                         147,400
                                                            ----------
                                                               613,111
                                                            ----------

                   FOOD:                              7.53%
           2,700   Diageo PLC ADR                              142,722
           4,900   Groupe Danone ADR                           159,201
           2,700   Nestle S.A. ADR                             168,648
           2,400   William Wrigley Jr. Company                 134,904
                                                            ----------
                                                               605,475
                                                            ----------

                   HOUSEHOLD:                         6.79%
             650   Kao Corporation ADR                         132,220
           2,800   Kimberly-Clark Corp.                        165,452
           1,300   Proctor & Gamble                            129,844
           1,400   Toto Ltd.                                   118,615
                                                            ----------
                                                               546,131
                                                            ----------

                   INSURANCE:                         1.65%
           2,000   American International Group, Inc.          132,560
                                                            ----------
                                                               132,560
                                                            ----------

                   MANUFACTURING:                     3.45%
           3,200   Du Point EI                                 146,848
           1,375   United Technologies                         130,309
                                                            ----------
                                                               277,157
                                                            ----------

                   OIL:                               8.90%
           3,800   BP PLC ADR                                  187,530
           2,900   ConocoPhillips                              190,153
           2,800   Schlumberger Ltd.                           153,216
           2,000   Total Fina ADR                              185,020
                                                            ----------
                                                               715,919
                                                            ----------

                   RETAIL:                            8.95%
           2,150   Avon Products                               145,103
           7,100   Borders Group Inc.*                         155,632

         Number                                               Market
         of Shares Description                                Value
         --------- -----------                              ----------
           4,000   Costco Wholesale*                        $  148,720
           3,350   CVS Corp.                                   121,002
           4,200   Home Depot Inc.                             149,058
                                                            ----------
                                                               719,515
                                                            ----------

                   SEMI-CONDUCTORS:                   3.43%
           4,375   Intel Corp.                                 140,875
           5,000   STMicroelectronics                          135,050
                                                            ----------
                                                               275,925
                                                            ----------

                   SPECIALTY CHEMICALS:               1.90%
           1,800   3M Company                                  153,054
                                                            ----------

                   TELECOMMUNICATIONS:                1.71%
           5,500   Vodafone Airtouch Communications            137,720
                                                            ----------

                   TRANSPORTATION:                    3.58%
           1,800   Fedex Corporation                           121,500
           2,400   Union Pacific Corp.                         166,752
                                                            ----------
                                                               288,252
                                                            ----------

                   UTILITIES:                         1.79%
           2,200   FPL Group                                   143,924
                                                            ----------

                   TOTAL INVESTMENTS:
                   (Cost: $6,060,796)**              88.84%  7,144,736
                   Other assets, net                 11.16%    897,292
                                                    ------  ----------

                   NET ASSETS                       100.00% $8,042,028
                                                    ======  ==========

* Non-income producing
**Cost for Federal income tax purposes is $6,060,796 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,104,403
                   Gross unrealized depreciation    (20,463)
                                                 ----------
                   Net unrealized appreciation   $1,083,940
                                                 ==========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $6,060,796) (Notes 1 & 3)                    $7,144,736
 Cash                                                                                     716,499

 Receivables:
   Dividends                                                                  $  8,228
   Fund shares sold                                                            184,800
                                                                              --------
                                                                                          193,028
                                                                                       ----------
     TOTAL ASSETS                                                                       8,054,263
                                                                                       ----------

ACCRUED LIABILITIES
 Accrued investment advisor fees                                                            5,956
 Accrued expenses                                                                           6,279
                                                                                       ----------
     TOTAL LIABILITIES                                                                     12,235
                                                                                       ----------

NET ASSETS                                                                             $8,042,028
                                                                                       ==========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($8,042,028 / 650,642 shares outstanding)                                     $    12.36
                                                                                       ==========
 At December 31, 2003 there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
 Paid in capital                                                                       $6,907,300
 Undistributed net investment income                                                       57,014
 Accumulated realized losses on investments                                                (6,226)
 Net unrealized appreciation of investments                                             1,083,940
 Net Assets                                                                            $8,042,028
                                                                                       ==========

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2003
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Dividend                                                       $   74,949
                                                                  ----------

  EXPENSES
   Investment advisory fees (Note 2)                      $48,022
   Accounting fees                                         14,492
   Custody fees                                            16,201
   Administrative services                                 12,000
   Transfer agent fees (Note 2)                            11,850
   Legal and audit fees                                     6,723
   Miscellaneous                                            6,849
                                                          -------
     Total expenses                                                  116,137
   Management fee waivers and expenses reimbursed                    (56,110)
                                                                  ----------
   Net expenses                                                       60,027
                                                                  ----------
   Net investment income                                              14,922
                                                                  ----------

  REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                   81,409
   Net increase in unrealized appreciation on investments          1,113,379
                                                                  ----------
   Net gain on investments                                         1,194,788
                                                                  ----------
   Net increase in net assets resulting from operations           $1,209,710
                                                                  ==========

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended        Period ended
                                                              December 31, 2003 December 31, 2002*
                                                              ----------------- ------------------
OPERATIONS
 Net investment gain (loss)                                      $   14,922         $     (704)
 Net realized gain (loss) on investments                             81,409             (1,136)
 Change in unrealized appreciation (depreciation) of
   investments                                                    1,113,379            (29,439)
                                                                 ----------         ----------
 Net increase (decrease) in net assets resulting from
   operations                                                     1,209,710            (31,279)

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income ($.02 and $.--per share, respectively)        43,148                 --
 Capital gains ($.05 and $.--per share, respectively)                 1,259                 --
                                                                 ----------         ----------
                                                                     44,407                 --

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital share
   transactions**                                                 4,844,973          2,063,031
                                                                 ----------         ----------
 Net increase in net assets                                       6,010,276          2,031,752
 Net assets at beginning of period                                2,031,752                 --
                                                                 ----------         ----------

NET ASSETS at the end of the period                              $8,042,028         $2,031,752
                                                                 ==========         ==========

* Commencement of operation was September 20, 2002.
**A summary of capital share transactions follows:

                                 Year ended          Period ended
                             December 31, 2003    December 31, 2002*
                            -------------------  -------------------
                             Shares     Value     Shares     Value
                            -------  ----------  -------  ----------
          Shares sold       499,810  $5,421,647  214,046  $2,156,753
          Shares reinvested   3,697      44,406
          Shares redeemed   (57,528)   (621,080)  (9,383)    (93,722)
                            -------  ----------  -------  ----------
          Net increase      445,979  $4,844,973  204,663  $2,063,031
                            =======  ==========  =======  ==========

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                           Year ended        Period ended
                                                        December 31, 2003 December 31, 2002*
                                                        ----------------- ------------------
Per Share Operating Performance
Net asset value, beginning of period                         $ 9.93             $10.00
                                                             ------             ------
Income from investment operations-
 Net investment income (loss)                                  0.03              (0.00)/1/
 Net realized and unrealized gain (loss) on investments        2.47              (0.07)
                                                             ------             ------
 Total from investment operations                              2.50              (0.07)
                                                             ------             ------
Less distributions-
 Distributions from net investment income                     (0.02)                --
 Distributions from capital gains                             (0.05)                --
                                                             ------             ------
 Total distributions                                          (0.07)                --
                                                             ------             ------
 Net asset value, end of period                              $12.36             $ 9.93
                                                             ======             ======
Total Return                                                  25.22%             (0.70%)
                                                             ======             ======

Ratios/Supplemental Data
 Net assets, end of period (000's)                           $8,042             $2,032
Ratio to average net assets /(A)/
 Expense ratio - net /(B)/                                     1.25%              1.25%**
 Net investment income (loss)                                  0.31%             (0.14%)**
Portfolio turnover rate                                       24.23%              1.29%

*Commencement of operation was September 20, 2002.
**Annualized
/1/ Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

December 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of .65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS") for an annual fee of .35% of the average daily net assets of the Fund. CSS received $12,000 for its services for the year ended December 31, 2003.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2004. For the year ended December 31, 2003, the Advisor waived fees of $42,066 and the Service Providers reimbursed expenses of $14,044.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2003 was $159,241.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $11,850 for its services for the year ended December 31, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS and FSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended December 31, 2003, were $5,157,382 and $1,027,700, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                              Year ended  Period ended
                                             December 31, December 31,
                                                 2003         2002
                                             ------------ ------------
         Ordinary income distribution          $43,148        $--
         Long term capital gain distribution     1,259         --
                                               -------        ---
         Total distributions                   $44,407        $--
                                               =======        ===

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                Post-October capital losses deferred $   (6,226)
                Undistributed net investment income      57,014
                Unrealized appreciation               1,083,940
                                                     ----------
                                                     $1,134,728
                                                     ==========

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
The World Insurance Trust

     We have audited the accompanying statement of assets and liabilities of The CSI Equity Portfolio (a series of The World Insurance Trust), including the schedule of portfolio investments, as of December 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period September 20, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CSI Equity Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period September 20, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
February 20, 2004

The World Insurance Trust
(the "Trust")

SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling (888) 826-2520.

Name, Address and  Position(s) Held Number of Principal Occupation(s)               Other
Age(1)             with the Trust   Funds in  During the Past 5 Years               Directorships by
                   and Tenure       the Trust                                       Trustees and
                                    Overseen                                        Number of Funds
                                                                                    in the Complex
                                                                                    Overseen
----------------------------------------------------------------------------------------------------
Interested Trustees:
----------------------------------------------------------------------------------------------------
John Pasco, III(2) Chairman,            1     Mr. Pasco is Treasurer and a Director Vontobel Funds,
1500 Forest Avenue Trustee,                   of Commonwealth Shareholder           Inc. - 1 Fund;
Suite 223          President and              Services, Inc. ("CSS"), the Trust's   The World Funds,
Richmond, VA 23229 Treasurer since            Administrator, since 1985; President  Inc. - 8 Funds
(58)               March, 2002                and Director of First Dominion
                                              Capital Corp. ("FDCC"), the Trust's
                                              underwriter; Director and shareholder
                                              of Fund Services, Inc., the Trust's
                                              Transfer and Disbursing Agent since
                                              1987; President and Treasurer of
                                              Commonwealth Capital Management,
                                              Inc. since 1983; President of
                                              Commonwealth Capital Management,
                                              LLC, the to the advisor to the
                                              GenomicsFund series of the World
                                              Funds, Inc. since December, 2000;
                                              Shareholder of Commonwealth Fund
                                              Accounting, Inc., which provides
                                              bookkeeping services to the Trust;
                                              Chairman, Director and Treasurer of
                                              Vontobel Funds, Inc., a registered
                                              investment company, since March,
                                              1997; Mr. Pasco is also a certified
                                              public accountant.
----------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)               Other
Age(1)                  with the Trust   Funds in  During the Past 5 Years               Directorships by
                        and Tenure       the Trust                                       Trustees and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
-----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Trustee since       1     Mr. Boyd is Manager of the Customer   The World Funds,
10808 Hob Nail Court     April, 2002               Services Operations and Accounting    Inc. - 8 Funds;
Potomac, MD 20854                                  Division of the Potomac Electric      Vontobel Funds,
(63)                                               Power Company since August, 1978;     Inc. - 1 Fund;
                                                   Director of Vontobel Funds, Inc., a   Satuit Capital
                                                   registered investment company, since  Management
                                                   March, 1997; a Director of the World  Trust - 1 Fund;
                                                   Funds, Inc., a registered investment  Janus Capital
                                                   company, since May, 1997; a Trustee   Management
                                                   of Satuit Capital Management Trust, a Trust - 2 Funds
                                                   registered investment company, since
                                                   October, 2002; and Trustee of Janus
                                                   Advisor Trust, a registered
                                                   investment company, since August,
                                                   2003. Mr. Boyd is also a certified
                                                   public accountant.
-----------------------------------------------------------------------------------------------------------
William E. Poist         Trustee since       1     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          April, 2002               consultant through his firm           Inc. - 1 Fund; The
Bethesda, MD 20816                                 Management Funds Consulting for       World Funds, Inc.
(64)                                               Professionals since 1968; Director of - 8 Funds; Satuit
                                                   Vontobel Funds, Inc., a registered    Capital
                                                   investment company, since March,      Management
                                                   1997; a Director of the World Funds,  Trust - 1 Fund
                                                   Inc., a registered investment
                                                   company, since May, 1997; and
                                                   Trustee of Satuit Capital Management
                                                   Trust, a registered investment
                                                   company, since February, 2004. Mr.
                                                   Poist is also a certified public
                                                   accountant.
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Trustee since       1     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  April, 2002               J. Dickinson, Inc. Realtors since     Inc. - 1 Fund; The
Richmond, VA 23229                                 April, 1971; Director of Vontobel     World Funds, Inc.
(56)                                               Funds, Inc., a registered investment  - 8 Funds; Satuit
                                                   company, since March, 1997; a         Capital
                                                   Director of the World Funds, Inc., a  Management Trust
                                                   registered investment company, since  - 1 Fund
                                                   May, 1997; and Trustee of Satuit
                                                   Capital Management Trust, a
                                                   registered investment company, since
                                                   February, 2004.
-----------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)                Other
Age(1)                  with the Trust   Funds in  During the Past 5 Years                Directorships by
                        and Tenure       the Trust                                        Trustees and
                                         Overseen                                         Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
----------------------------------------------------------------------------------------------------------
Non-Interested Trustees (continued):
----------------------------------------------------------------------------------------------------------
Joseph F. Mastoloni(3)  Trustee since       1      Mr. Mastoloni has served as            Vontobel Funds,
450 Park Avenue         April, 2002                Compliance Officer of Vontobel         Inc. - 1 Funds
New York, NY 10022                                 Asset Management, Inc., a registered
(40)                                               investment adviser, since May 1994
                                                   and was appointed as Vice President
                                                   in July, 1999.
----------------------------------------------------------------------------------------------------------
Officers:
----------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since     N/A    Mr. Parker is Secretary of CSS and     N/A
1500 Forest Avenue      April, 2002                FDCC since 1986; Secretary of
Suite 222                                          Vontobel Funds, Inc., a registered
Richmond, VA 23229                                 investment company, since March,
(60)                                               1997; Secretary of the World Funds,
                                                   Inc., a registered investment
                                                   company, since May, 1997 and
                                                   partner in the law firm Parker and
                                                   McMakin.
----------------------------------------------------------------------------------------------------------
Leland H. Faust(4)      President of the    N/A    Mr. Faust is Chairman of CSI Capital   N/A
445 Bush Street,        CSI Equity                 Management, Inc., the adviser to the
5th Floor               Portfolio, since           CSI Equity Portfolio series of the
San Francisco, CA 94108 April, 2002                Trust, since 1978. Mr. Faust is also a
(57)                                               Partner in the law firm Taylor &
                                                   Faust, since September, 1975.
----------------------------------------------------------------------------------------------------------

(1)Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229.

(2)Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

(3)Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the adviser to such other registered investment company.

(4)Affiliated with the adviser to a portfolio of the Trust.

   Each trustee holds office for an indefinite term and until the earlier of: the Trust's next annual meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration and Certificate of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

                         Annual Report to Shareholders



                             CSI EQUITY PORTFOLIO

      A series of The World Insurance Trust A "Series" Investment Company

                              For the Year Ended
                               December 31, 2003



ITEM 2.  CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

         (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2002 and $4,000 for 2003.

         (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

         (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2002 and $1,000 for 2003.

         (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Portfolio.

         (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
                  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) NA

                           (d) NA

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2002 and $0 for 2003.

         (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-
                  15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

         (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3)   Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The World Insurance Trust

By (Signature and Title)*:          /s/John Pasco, III
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)
Date:             March 8, 2004



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:          /s/ John Pasco, III
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 8, 2004


By (Signature and Title)*:          /s/John Pasco, III
                                    John Pasco, III, Chief Financial Officer
                                    (principal financial officer)

Date:             March 8, 2004


* Print the name and title of each signing officer under his or her signature.